Pension and other post-retirement benefits - Fair Value of Investments by Asset Category (Details) - Level 1 $ in Thousands	Dec. 31, 2022 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2022	$ 741,422
Percentage	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
2022	$ 317,088
Percentage	43.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
2022	$ 356,654
Percentage	48.00%
Other
Defined Benefit Plan Disclosure [Line Items]
2022	$ 67,680
Percentage	9.00%